INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of major components of the income tax expense	The major components of the income tax recovery are:

Years ended December 31,	2023	2022
Current income tax:
Current taxes	$8,450	$8,079
Current taxes referring to previous periods	(1,854)	(819)
Withholding taxes and other	110	120
	$6,706	$7,380
Deferred income tax:
Origination and reversal of temporary differences	$(25,660)	$(71,195)
Impact of changes in tax rates	—	(17,330)
Withholding taxes on profits of subsidiaries	86	—
Deferred tax expense arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	8,877	16,771
Other	502	709
	$(16,195)	$(71,045)
Income tax recovery	$(9,489)	$(63,665)

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate	The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2023	2022
Income before income taxes	$129,007	$92,157
Expected income taxes at the Canadian statutory tax rate of 26.5% (2022 - 26.5%)	$34,187	$24,422
Income distributed and taxable to unitholders	(51,921)	(92,252)
Net foreign rate differentials	(811)	9,145
Net change in provisions for uncertain tax positions	(548)	719
Net permanent differences	507	(6,151)
Net effect of change in tax rates	—	(17,330)
Non-recognition of deferred tax assets	8,877	16,770
Withholding taxes and other	220	1,012
Income tax recovery	$(9,489)	$(63,665)

Schedule of temporary differences in deferred tax assets and liabilities	Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2023	2022
Deferred tax assets:
Loss carryforwards	$602	$629
Other	37	—
Deferred tax assets	$639	$629
Deferred tax liabilities:
Investment properties	$540,304	$562,578
Withholding tax on undistributed subsidiary profits	86	—
Other	(4,839)	(5,187)
Deferred tax liabilities	$535,551	$557,391

Schedule of changes in the net deferred tax liabilities	Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2023	2022
Balance, beginning of year	$556,762	$600,215
Deferred tax recovery recognized in net income	(16,195)	(71,045)
Foreign currency translation of deferred tax balances	(5,655)	27,592
Net deferred tax liabilities, end of year	$534,912	$556,762

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2023	2022
Unrecognized tax benefits balance, beginning of year	$10,279	$10,470
Decreases for tax positions of prior years	(1,815)	(1,692)
Increases for tax positions of current year	1,244	1,452
Foreign currency impact	87	49
Unrecognized tax benefits balance, end of year	$9,795	$10,279

Schedule of tax years subject to examination
As at December 31, 2023, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2019 through 2023
United States	2019 through 2023
Austria	2018 through 2023
Germany	2016 through 2023
Netherlands	2018 through 2023